Investments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Investments
Payments to acquire cost method investments	$ 11
Charge for other than temporary impairment		45
Non-marketable equity securities	$ 56		$ 45